Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Portfolio

September 30, 2019

VIPGRWT-QTLY-1119
1.808779.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 12.4%
Entertainment - 1.6%
Activision Blizzard, Inc.	999,600	$52,898,832
Electronic Arts, Inc. (a)	318,321	31,138,160
		84,036,992
Interactive Media & Services - 10.8%
Alphabet, Inc. Class A (a)	331,098	404,317,012
Facebook, Inc. Class A (a)	732,609	130,463,011
Tencent Holdings Ltd.	1,284,600	53,732,150
		588,512,173
Wireless Telecommunication Services - 0.0%
Boingo Wireless, Inc. (a)	169,356	1,879,852

TOTAL COMMUNICATION SERVICES		674,429,017

CONSUMER DISCRETIONARY - 17.1%
Automobiles - 0.6%
Ferrari NV	211,000	32,512,990
Diversified Consumer Services - 1.2%
Grand Canyon Education, Inc. (a)	385,125	37,819,275
Laureate Education, Inc. Class A (a)	1,676,200	27,783,015
		65,602,290
Hotels, Restaurants & Leisure - 0.6%
Chipotle Mexican Grill, Inc. (a)	19,400	16,305,118
Wingstop, Inc.	182,556	15,933,488
		32,238,606
Household Durables - 1.4%
Blu Homes, Inc. (a)(b)(c)	14,533,890	25,138
D.R. Horton, Inc.	701,000	36,949,710
NVR, Inc. (a)	11,110	41,299,759
		78,274,607
Internet & Direct Marketing Retail - 10.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	242,400	40,536,552
Amazon.com, Inc. (a)	219,500	381,032,245
Pinduoduo, Inc. ADR (a)	537,900	17,331,138
The Booking Holdings, Inc. (a)	58,400	114,616,424
		553,516,359
Specialty Retail - 2.1%
Five Below, Inc. (a)	84,100	10,605,010
National Vision Holdings, Inc. (a)	461,800	11,115,526
Ross Stores, Inc.	457,000	50,201,450
Ulta Beauty, Inc. (a)	167,400	41,958,810
		113,880,796
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	143,315	56,861,633

TOTAL CONSUMER DISCRETIONARY		932,887,281

CONSUMER STAPLES - 4.1%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	400	82,912
Fever-Tree Drinks PLC	1,057	31,490
Kweichow Moutai Co. Ltd. (A Shares)	160,270	25,783,642
Pernod Ricard SA	101,000	17,987,881
Pernod Ricard SA ADR	408,400	14,543,124
		58,429,049
Food Products - 0.2%
The Simply Good Foods Co. (a)	439,700	12,746,903
Household Products - 1.9%
Energizer Holdings, Inc.	867,600	37,810,008
Procter & Gamble Co.	527,700	65,635,326
		103,445,334
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	231,500	46,056,925

TOTAL CONSUMER STAPLES		220,678,211

ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Cheniere Energy, Inc. (a)	1,070,900	67,530,954
Reliance Industries Ltd.	1,990,388	37,535,486
		105,066,440
FINANCIALS - 2.3%
Banks - 0.4%
HDFC Bank Ltd.	234,578	4,075,770
HDFC Bank Ltd. sponsored ADR	261,200	14,901,460
Metro Bank PLC (a)	85,000	209,024
		19,186,254
Capital Markets - 1.9%
CME Group, Inc.	389,797	82,379,698
JMP Group, Inc.	240,100	823,951
MSCI, Inc.	14,800	3,222,700
The Blackstone Group LP	334,100	16,317,444
Tradeweb Markets, Inc. Class A	24,600	909,708
		103,653,501

TOTAL FINANCIALS		122,839,755

HEALTH CARE - 13.0%
Biotechnology - 3.1%
AbbVie, Inc.	1,085,200	82,171,344
Affimed NV (a)	615,487	1,809,532
Aimmune Therapeutics, Inc. (a)	356,200	7,458,828
Calyxt, Inc. (a)	211,155	1,190,914
Cytokinetics, Inc. (a)	497,720	5,664,054
Gamida Cell Ltd. (a)	1,029,200	4,456,436
Insmed, Inc. (a)	1,312,783	23,157,492
Rubius Therapeutics, Inc. (a)	55,300	434,105
Vertex Pharmaceuticals, Inc. (a)	252,698	42,812,095
		169,154,800
Health Care Equipment & Supplies - 5.2%
Alcon, Inc. (a)	367,940	21,447,223
Alcon, Inc. (Switzerland) (a)	205,930	12,008,543
Boston Scientific Corp. (a)	1,774,200	72,192,198
Danaher Corp.	335,326	48,431,134
Haemonetics Corp. (a)	141,200	17,810,968
Intuitive Surgical, Inc. (a)	148,500	80,179,605
Penumbra, Inc. (a)	61,200	8,230,788
ResMed, Inc.	163,100	22,036,441
		282,336,900
Health Care Providers & Services - 0.7%
Guardant Health, Inc.	36,300	2,317,029
HealthEquity, Inc. (a)	228,800	13,074,776
Neuronetics, Inc. (a)	13,132	109,127
UnitedHealth Group, Inc.	109,000	23,687,880
		39,188,812
Health Care Technology - 0.5%
Veeva Systems, Inc. Class A (a)	165,700	25,300,733
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	30,700	1,547,280
Avantor, Inc.	794,200	11,674,740
Bio-Techne Corp.	11,400	2,230,638
Bruker Corp.	145,807	6,405,302
Codexis, Inc. (a)	455,200	6,243,068
Mettler-Toledo International, Inc. (a)	36,400	25,640,160
Thermo Fisher Scientific, Inc.	116,000	33,787,320
		87,528,508
Pharmaceuticals - 1.9%
AstraZeneca PLC sponsored ADR	1,588,300	70,790,531
Perrigo Co. PLC	565,300	31,594,617
		102,385,148

TOTAL HEALTH CARE		705,894,901

INDUSTRIALS - 6.1%
Aerospace & Defense - 0.5%
TransDigm Group, Inc.	56,096	29,207,504
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	638,400	51,282,672
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	83,417	29,746,502
Machinery - 1.0%
Gardner Denver Holdings, Inc. (a)	1,820,600	51,504,774
Professional Services - 2.3%
Equifax, Inc.	271,300	38,163,771
IHS Markit Ltd. (a)	519,800	34,764,224
TransUnion Holding Co., Inc.	673,561	54,632,533
		127,560,528
Road & Rail - 0.8%
Knight-Swift Transportation Holdings, Inc. Class A	345,596	12,545,135
Uber Technologies, Inc. (d)	375,900	11,453,673
Uber Technologies, Inc.	636,240	18,416,921
		42,415,729

TOTAL INDUSTRIALS		331,717,709

INFORMATION TECHNOLOGY - 37.9%
Communications Equipment - 0.1%
ViaSat, Inc. (a)	71,100	5,355,252
Electronic Equipment & Components - 0.3%
Zebra Technologies Corp. Class A (a)	80,200	16,550,874
IT Services - 8.0%
Adyen BV (a)(e)	9,700	6,390,028
Elastic NV	5,300	436,402
Fiserv, Inc. (a)	532,400	55,151,316
Fiverr International Ltd.	38,400	718,080
MasterCard, Inc. Class A	185,500	50,376,235
Okta, Inc. (a)	96,800	9,530,928
Shopify, Inc. Class A (a)	134,400	41,825,958
VeriSign, Inc. (a)	232,400	43,837,612
Verra Mobility Corp. (a)	581,400	8,343,090
Visa, Inc. Class A	1,266,272	217,811,447
		434,421,096
Semiconductors & Semiconductor Equipment - 7.2%
ASML Holding NV	189,200	47,001,064
Cree, Inc. (a)	193,900	9,501,100
Marvell Technology Group Ltd.	415,500	10,375,035
NVIDIA Corp.	560,200	97,514,014
NXP Semiconductors NV	672,000	73,328,640
Qualcomm, Inc.	1,779,300	135,725,004
Semtech Corp. (a)	427,300	20,771,053
		394,215,910
Software - 17.3%
Adobe, Inc. (a)	595,700	164,562,125
Autodesk, Inc. (a)	186,000	27,472,200
Black Knight, Inc. (a)	844,000	51,534,640
Cloudflare, Inc. (a)	27,400	508,818
Datadog, Inc. Class A (a)	13,700	464,567
Intuit, Inc.	229,600	61,059,824
Manhattan Associates, Inc. (a)	170,700	13,770,369
Microsoft Corp.	3,562,000	495,224,857
Salesforce.com, Inc. (a)	690,462	102,492,179
SolarWinds, Inc. (a)	1,493,600	27,556,920
Upwork, Inc.	13,400	178,287
		944,824,786
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	1,206,500	270,219,805

TOTAL INFORMATION TECHNOLOGY		2,065,587,723

MATERIALS - 1.1%
Chemicals - 0.7%
Sherwin-Williams Co.	74,100	40,745,367
Containers & Packaging - 0.4%
Aptargroup, Inc.	181,400	21,486,830

TOTAL MATERIALS		62,232,197

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.7%
American Tower Corp.	655,500	144,950,715
Crown Castle International Corp.	425,900	59,204,359
		204,155,074
TOTAL COMMON STOCKS
(Cost $3,534,344,370)		5,425,488,308

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Biotechnology - 0.2%
BioNTech AG Series A (a)(b)	397,530	6,691,697
Nuvation Bio, Inc. Series A (b)(c)(f)	1,667,500	1,286,276
		7,977,973
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	181,657	175,299

TOTAL CONVERTIBLE PREFERRED STOCKS		8,153,272

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	1,236,150	10,396,022
TOTAL PREFERRED STOCKS
(Cost $17,662,328)		18,549,294

Money Market Funds - 0.2%
Fidelity Cash Central Fund 1.96% (g)	974,965	975,160
Fidelity Securities Lending Cash Central Fund 1.96% (g)(h)	11,290,218	11,291,347
TOTAL MONEY MARKET FUNDS
(Cost $12,266,507)		12,266,507
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $3,564,273,205)		5,456,304,109
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(11,083,725)
NET ASSETS - 100%		$5,445,220,384

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,178,410 or 0.2% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,390,028 or 0.1% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E (Escrow)	8/1/14	$3,638,989
BioNTech AG Series A	12/29/17	$4,836,805
Blu Homes, Inc.	6/21/13	$4,848,302
Nuvation Bio, Inc. Series A	6/17/19	$1,286,276

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$533,978
Fidelity Securities Lending Cash Central Fund	263,732
Total	$797,710

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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